EQUITY	6 Months Ended
Apr. 30, 2023
EQUITY
EQUITY

NOTE 9 – EQUITY

Ordinary Shares

The Company’s outstanding share capital consists of Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote by the shareholders. Each Class B ordinary share shall entitle the holder thereof to eighteen (18) votes on all matters subject to vote at general meetings of the Company, and each Class A ordinary share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one (1) Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B ordinary share delivering a written notice to the Company that such holder elects to convert a specified number of Class B ordinary shares into Class A ordinary shares. In no event shall Class A ordinary shares be convertible into Class B ordinary shares.

Ordinary Shares Issued for Services

During the six months ended April 30, 2023, the Company issued a total of 490,000 shares of its Class A ordinary shares pursuant to its 2021 performance incentive plan for services rendered. These shares were valued at $1,068,000, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded share-based compensation expense of $1,068,000 for the six months ended April 30, 2023.

2021 Performance Incentive Plan

The Company filed a registration statement on Form S-8 on December 3, 2021 and reserved 1,000,000 Class A ordinary shares for issuance thereunder. As of April 30, 2023, the Company had issued a total of 997,200 shares of Class A ordinary stock.

Warrants

Stock warrants activities during the six months ended April 30, 2023 were as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2022	709,000	$38.86
Granted	—	—
Exercised	—	—
Outstanding at April 30, 2023	709,000	$38.86
Warrants exercisable at April 30, 2023	709,000	$38.86

Both the stock warrants outstanding and stock warrants exercisable at April 30, 2023 had no intrinsic value.

NOTE 9 – EQUITY (continued)

Warrants (continued)

The following table summarizes the shares of the Company’s ordinary stock issuable upon exercise of warrants outstanding at April 30, 2023:

Warrants Outstanding			Warrants Exercisable
				Weighted
Range of				Average
Exercise	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Exercise
Price	at April 30, 2023	Contractual Life (Years)	April 30, 2023	Price
$25.00	54,000	0.75	54,000	$25.00
40.00	655,000	3.12	655,000	40.00
$25.00 – 40.00	709,000	2.94	709,000	$38.86

Statutory Reserve and Restricted Net Assets

The Company’s PRC subsidiary, VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Company’s board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary, VIE and VIE’s subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company’s shareholders in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company’s shareholders without the consent of a third party.

As of both April 30, 2023 and October 31, 2022, the restricted amounts as determined pursuant to PRC statutory laws totaled $226,253, and total restricted net assets amounted to $6,683,176.

Cash Transfers Between the Company, Its Subsidiaries and VIE

During the six months ended April 30, 2023, TRX HK transferred cash of approximately $600 to TRX BJ.

There was no cash or other assets transfer between TRX, its subsidiaries, and the VIE during the six months ended April 30, 2022.